Prepayments and Advances (Details) - Schedule of prepayments and advances - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of prepayments and advances [Abstract]
Prepayment for online concert productions	$ 1,648,000	$ 1,000,000
Prepayment for program license fees	2,615,527	20,000
Prepayment for vehicle purchase		150,000
Prepayment for rent	4,300
Prepayments and advances	$ 4,267,827	$ 1,170,000